Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
8.	GOODWILL

Goodwill allocated to reportable segments as at December 31, 2021 and 2020 and changes in the carrying amount of goodwill during the years ended December 31, 2021 and 2020 are as follows:

	ADG	AMS	MDG	Total
December 31, 2019	43	2	117	162
Business combination	24	—	111	135
Measurement period adjustment	14	—	—	14
Foreign currency translation	10	—	9	19
December 31, 2020	91	2	237	330
Measurement period adjustment	—	—	1	1
Foreign currency translation	(8)	—	(10)	(18)
December 31, 2021	83	2	228	313

As described in Note 7, changes in the carrying amount of goodwill in 2021 include a $1 million increase related to the acquisition of Riot Micro following the finalization of the purchase price allocation in 2021.

The acquisition concluded in 2020 resulted in the recognition of goodwill totalling $135 million, allocated to ADG and MDG reportable segments. In addition, changes in the carrying amount of goodwill in 2020 include a $14 million increase related to a business acquisition concluded in 2019 following the finalization of the purchase price allocation in 2020.

In 2021, 2020 and 2019, no impairment loss was recorded by the Company.